16 PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits [Abstract]
Schedule of accrued amounts and judicial deposits

Details of the accrued amounts and related judicial deposits are as follows:

			Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Tax	128,411	118,490	31,060	46,321
Social security	7,039	70,084		50,898
Labor	305,309	362,228	227,213	214,625
Civil	138,990	210,264	53,771	22,024
Environmental	43,498	31,390	3,731	1,900
Deposit of a guarantee			12,596	12,182
	623,247	792,456	328,371	347,950

Classification
Current	96,479	106,503
Non-current	526,768	685,953	328,371	347,950
	623,247	792,456	328,371	347,950

Schedule of changes in the provision for tax, social security, labor, civil and environmental risks

The changes in the provision for tax, social security, labor, civil and environmental risks in the year ended December 31, 2019 were as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2018	Additions	Accrued charges	Net utilization of reversal	12/31/2019
Tax	118,490	25,019	4,188	(19,286)	128,411
Social security	70,084	4,386	91	(67,522)	7,039
Labor	362,228	36,133	59,502	(152,554)	305,309
Civil	210,264	65,817	12,465	(149,556)	138,990
Environmental	31,390	9,629	4,091	(1,612)	43,498
	792,456	140,984	80,337	(390,530)	623,247

Schedule of legal matters with possible risk of loss

The table below shows a summary of the carrying amounts of the main legal matters with possible risk of loss and the amounts on December 31, 2019 and 2018.

	Consolidated
	12/31/2019	12/31/2018
Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution - Capital gain on sale of Namisa's shares	12,412,964	11,812,071
Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by Namisa.	3,867,663	3,722,888
Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of interest on prepayment arising from supply contracts of iron ore and port services	2,249,708	2,165,088
Assessment Notice and imposition of fine (AIIM) - Income tax and social contribution due to profits from foreign subsidiaries for years 2008, 2010, 2011 and 2014(1)	2,946,288	1,891,149
Tax foreclosures - ICMS - Electricity credits	1,022,371	974,479
Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS and IPI	1,100,564	1,481,382
Disallowance of the ICMS credits - Transfer of iron ore	567,534	529,607
ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	310,349	294,527
Disallowance of the tax loss and negative basis of social contribution arising from the adjustments in the SAPLI	538,268	516,583
Assessment Notice- IRRF- Capital Gain of CFM vendors located abroad	254,850	243,007
CFEM – difference of understanding between CSN and DNPM on the calculation basis (2)	1,020,266	311,582
Assessment Notice- ICMS- questions about sales for incentive area	1,015,812	976,438
Other tax lawsuits (federal, state, and municipal)	4,478,014	3,625,167
Social security lawsuits	325,492	287,823
Enforcement action applied by Brazilian antitrust authorities (CADE)	93,212	101,683
Other civil lawsuits	1,721,753	922,171
Labor and social security lawsuits	1,565,237	1,537,078
Tax foreclosures – Fine – Volta Redonda IV (3)	84,599	75,530
Other environmental lawsuits	215,691	144,235
	35,790,635	31,612,488

(1) On October 15, 2019, CSN received a new tax assessment requesting the payment of IRPJ / CSLL referring to profits earned by a foreign contractor, in the total amount of R$1 Billion;

(2) On December 23, 2019, CSN Mineração received 03 (three) new Notifications of Launches demanding payment of differences in the payment of CFEM, in the total amount of R$689 million;

(3) On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.